Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 INR (₨)
Changes in deferred tax assets and liabilities [line items]
Opening balance	$ 281.4	₨ 23,124.3	₨ 29,644.6	₨ 35,159.9
Impact of change in tax rates recognised in statement of profit and loss	(85.1)	(6,988.7)
Recognized in profit or loss	395.9	32,531.5	(15,505.1)	(8,308.9)
MAT utilization	(15.2)	(1,248.0)
Closing balance	459.7	37,777.2	23,124.3	29,644.6
Deferred tax assets	630.8		38,708.7	45,203.5	₨ 51,846.7
Deferred tax liabilities	(171.2)		(15,584.4)	(15,558.9)	(14,069.5)
Undistributed earnings in subsidiaries, joint operations and equity accounted investees, reversed on dividend distribution by subsidiaries		2,508.3	3,552.5	2,156.6
Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		18,589.8	20,906.9	21,867.5
Impact of change in tax rates recognised in statement of profit and loss		(7,705.1)
Recognized in profit or loss		10,415.1	(1,543.1)	(944.5)
Movement due to common control business combination			(774.0)
Closing balance		21,298.6	18,589.8	20,906.9
Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		(3,306.3)	18,642.3	30,926.7
Recognized in profit or loss		25,877.6	(4,817.7)	(12,606.6)
Recognized in/reclassified from other comprehensive income			160.4
Movement due to common control business combination			(17,291.3)
Closing balance		24,740.6	(3,306.3)	18,642.3
Other tax losses -Long term capital loss [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in profit or loss		1,504.8
Closing balance		1,504.8
Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		31,457.2	34,812.9	44,213.1
Impact of change in tax rates recognised in statement of profit and loss		(1,130.5)
Recognized in profit or loss		(1,699.9)	(3,565.3)	(9,714.9)
Movement due to common control business combination			(723.3)
Closing balance		28,878.1	31,457.2	34,812.9
Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		(8,288.0)	9,645.5	(4,177.3)
Impact of change in tax rates recognised in statement of profit and loss		(423.4)
Recognized in profit or loss		(4,293.9)	(9,207.0)	(143.5)
Closing balance		(13,397.4)	(8,288.0)	9,645.5
Minimum alternate tax carry-forward [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		508.6	0.5	671.5
Recognized in profit or loss		1,884.5	508.1	(671.0)
MAT utilization		(1,248.0)
Closing balance		1,145.1	508.6	0.5
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		108,268.9	77,331.0	59,417.5
Recognized in profit or loss		(30,273.1)	33,285.7	12,223.9
Closing balance		77,163.4	108,268.9	77,331.0
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		13,482.2	(1,162.3)	7,756.6
Impact of change in tax rates recognised in statement of profit and loss		(297.9)
Recognized in profit or loss		3,804.0	(3,077.7)	1,779.4
Closing balance		5,755.2	13,482.2	(1,162.3)
Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		7,645.1	10,748.9	12,167.2
Recognized in profit or loss		4,052.5	(3,082.0)	(2,171.8)
Closing balance		12,298.8	7,645.1	10,748.9
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		2,032.5	7,268.4	15,337.1
Impact of change in tax rates recognised in statement of profit and loss		(278.0)
Recognized in profit or loss		19,818.3	(5,396.3)	(8,369.6)
Movement due to common control business combination			(12.5)
Closing balance		23,577.6	2,032.5	7,268.4
Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		170,390.0	178,194.1	188,179.9
Impact of change in tax rates recognised in statement of profit and loss		(9,834.9)
Recognized in profit or loss		31,089.9	3,104.7	(20,618.6)
MAT utilization		(1,248.0)
Movement due to common control business combination			(18,801.1)
Closing balance		182,964.8	170,390.0	178,194.1
Deferred tax assets	630.8		38,708.7	45,203.5	51,846.7
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		11,014.2	15,607.5	12,967.2
Impact of change in tax rates recognised in statement of profit and loss		(2,851.3)
Recognized in profit or loss		2,517.2	580.7	2,640.9
Movement due to common control business combination			(5,175.2)
Closing balance		10,680.9	11,014.2	15,607.5
Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		113,435.6	112,705.2	121,935.8
Impact of change in tax rates recognised in statement of profit and loss		(1,720.7)
Recognized in profit or loss		(5,143.5)	16,317.2	(15,651.6)
Movement due to common control business combination			(13,625.9)
Closing balance		108,528.0	113,435.6	112,705.2
Undistributed earnings in subsidiaries, joint operations and equity accounted investees [member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		18,041.7	17,643.0	15,881.7
Impact of change in tax rates recognised in statement of profit and loss		2,210.5
Recognized in profit or loss		1,304.1	520.0	952.7
Closing balance		21,936.3	18,041.7	17,643.0
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		169.5	169.5	169.5
Closing balance		169.5	169.5	169.5
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		4,604.7	2,424.3	2,065.8
Impact of change in tax rates recognised in statement of profit and loss		(484.8)
Recognized in profit or loss		(119.4)	1,191.9	(251.7)
Closing balance		3,872.9	4,604.7	2,424.3
Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		147,265.7	148,549.5	153,020.0
Impact of change in tax rates recognised in statement of profit and loss		(2,846.2)
Recognized in profit or loss		(1,441.6)	18,609.8	(12,309.7)
Movement due to common control business combination			(18,801.1)
Closing balance		145,187.6	147,265.7	148,549.5
Deferred tax liabilities	(171.2)		(15,584.4)	(15,558.9)	₨ (14,069.5)
Translation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income	17.4	1,433.3	(1,660.2)	110.3
Translation [Member] | Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(1.2)		(16.0)
Translation [Member] | Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		2,169.3		322.2
Translation [Member] | Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		251.2	932.1	314.5
Translation [Member] | Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(789.8)	3,315.5	(1,105.2)
Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(832.4)	(2,347.8)	5,689.6
Translation [Member] | Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		427.3	(5,902.0)	1,057.0
Translation [Member] | Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		601.2	(21.8)	753.5
Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		1,952.4	119.7	316.8
Translation [Member] | Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		3,778.0	(3,743.9)	7,332.4
Translation [Member] | Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		0.8	1.2	(0.6)
Translation [Member] | Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		1,956.6	(1,960.9)	6,421.0
Translation [Member] | Undistributed earnings in subsidiaries, joint operations and equity accounted investees [member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		380.0	(121.3)	808.6
Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		7.3	(2.7)	(6.9)
Translation [Member] | Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		2,344.7	(2,083.7)	7,222.1
Other Than Translation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income	$ (134.8)	(11,075.3)	10,645.0	2,683.3
Other Than Translation [Member] | Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income				(0.1)
Other Than Translation [Member] | Expenses deductible - Provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		0.1	0.8	0.2
Other Than Translation [Member] | Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		397.7	(12,042.0)	15,071.5
Other Than Translation [Member] | Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(11,660.4)	23,624.2	(11,755.3)
Other Than Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		52.4	53.2	(15.9)
Other Than Translation [Member] | Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(11,210.2)	11,636.2	3,300.4
Other Than Translation [Member] | Others [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		(134.9)	991.2	617.1
Other Than Translation [Member] | Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Recognized in/reclassified from other comprehensive income		₨ (134.9)	₨ 991.2	₨ 617.1